LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Long-Term Investments [Table Text Block]
	December 31,	December 31,
	2014	2013
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,100,828	$1,106,235
Tianditu Co., Ltd.( "Tianditu")	1,303,200	1,309,600
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	81,450	81,850
Hubei Information Science and Technology Co., Ltd.( " HIST")	162,900	163,700
	$2,648,378	$2,661,385